Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following sets forth the tabular pay versus performance disclosure according to SEC regulations.
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based On:	Net Income	Adjusted EBITDA
					Total Shareholder Return
(a)(1)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	$2,946,845	$2,942,884	$890,685	$816,164	$200.52	$6,154	$37,677
2022	$4,156,627	$148,136	$1,212,730	$577,984	$188.84	$19,726	$43,256
2021	$5,219,770	$12,254,225	$1,194,095	$2,216,059	$305.19	$15,529	$38,812
2020	$3,252,399	$4,435,627	$1,031,865	$1,367,454	$129.64	$2,755	$28,340
(1)
For 2023, Michael Connors was our PEO and Humberto Alfonso, Michael Sherrick, Todd Lavieri and Thomas Kucinski were our Non-PEO Named Executive Officers. For 2022, Michael Connors was our PEO and Humberto Alfonso, Todd Lavieri and Thomas Kucinski were our Non-PEO Named Executive Officers. For 2021, Michael Connors was our PEO and Humberto Alfonso, David Berger, Todd Lavieri and Thomas Kucinski were our Non-PEO Named Executive Officers. For 2020, Michael Connors was our PEO and David Berger, Todd Lavieri and Thomas Kucinski were our Non-PEO Named Executive Officers

(2)
For Mr. Connors, the following amounts were added and deducted to the Summary Compensation Table (SCT) amount to determine the ‘compensation actually paid’ as determined in accordance with SEC regulations.

Year	SCT Total	Stock Awards Granted during Year and included in SCT	Year-End Fair Value of Stock Awards Granted during Year and Remain Unvested	Change in Fair Value of Equity Awards Unvested at Prior Year End and at Year End	Change in Fair Value of Equity Awards Unvested at Prior Year End that Vested during Year	Forfeitures	Total
2023	$2,946,845	($1,021,146)	$2,021,143	$78,375	$39,619	($1,121,952)	$2,942,884
2022	$4,156,627	($1,381,491)	$1,311,466	($2,463,435)	($1,475,031)	—	$148,136
2021	$5,219,770	($2,352,372)	$2,519,548	$3,322,770	$3,544,509	—	$12,254,225
2020	$3,252,399	($1,070,732)	$2,079,999	$382,006	$194,903	($402,948)	$4,435,627
(3)
For Messrs. Alfonso, Berger, Sherrick, Lavieri and Kucinski, the following amounts were added and deducted to the Summary Compensation Table (SCT) amount to determine the ‘‘average compensation actually paid’’ as determined in accordance with SEC regulations.

Year	SCT Total	Stock Awards Granted during Year and included in SCT	Year-End Fair Value of Stock Awards Granted during Year and Remain Unvested	Change in Fair Value of Equity Awards Unvested at Prior Year End and at Year End	Change in Fair Value of Equity Awards Unvested at Prior Year End that Vested during Year	Forfeitures	Total
2023	$890,685	($404,003)	$531,793	$4,577	$4,768	($211,656)	$816,164
2022	$1,212,730	($273,009)	$137,779	($354,415)	($145,101)	—	$577,984
2021	$1,194,095	($566,895)	$537,619	$266,617	$784,623	—	$2,216,059
2020	$1,031,865	($259,922)	$455,999	$93,714	$45,798	—	$1,367,454
Our methodologies for determining the fair value of equity awards in our financial statements and in the Summary Compensation Table and Grants of Plan-Based Awards Table above are described in Note 16, “Stock Based Compensation Plans,” to our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023, and in footnote (2) to the Summary Compensation Table. For purposes of calculating compensation actually paid in this section, awards of RSUs are valued at fiscal year-end dates and vesting dates based on the closing market price of our common stock at each such measurement date, based on target shares as adjusted at any vesting date for earned above-target shares or forfeitures.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote
(1)
For 2023, Michael Connors was our PEO and Humberto Alfonso, Michael Sherrick, Todd Lavieri and Thomas Kucinski were our Non-PEO Named Executive Officers. For 2022, Michael Connors was our PEO and Humberto Alfonso, Todd Lavieri and Thomas Kucinski were our Non-PEO Named Executive Officers. For 2021, Michael Connors was our PEO and Humberto Alfonso, David Berger, Todd Lavieri and Thomas Kucinski were our Non-PEO Named Executive Officers. For 2020, Michael Connors was our PEO and David Berger, Todd Lavieri and Thomas Kucinski were our Non-PEO Named Executive Officers

Peer Group Issuers, Footnote
(1)
The Peer Group consists of the following companies: American Software, Inc., Edigo, Inc., Forrester Research, Inc., Lesaka Technologies Inc., Repay Holding Corp., The Hackett Group, Tucows, Inc. The Peer Group is weighted by market capitalization.

PEO Total Compensation Amount	$ 2,946,845	$ 4,156,627	$ 5,219,770	$ 3,252,399
PEO Actually Paid Compensation Amount	$ 2,942,884	148,136	12,254,225	4,435,627
Adjustment To PEO Compensation, Footnote
(2)
For Mr. Connors, the following amounts were added and deducted to the Summary Compensation Table (SCT) amount to determine the ‘compensation actually paid’ as determined in accordance with SEC regulations.

Year	SCT Total	Stock Awards Granted during Year and included in SCT	Year-End Fair Value of Stock Awards Granted during Year and Remain Unvested	Change in Fair Value of Equity Awards Unvested at Prior Year End and at Year End	Change in Fair Value of Equity Awards Unvested at Prior Year End that Vested during Year	Forfeitures	Total
2023	$2,946,845	($1,021,146)	$2,021,143	$78,375	$39,619	($1,121,952)	$2,942,884
2022	$4,156,627	($1,381,491)	$1,311,466	($2,463,435)	($1,475,031)	—	$148,136
2021	$5,219,770	($2,352,372)	$2,519,548	$3,322,770	$3,544,509	—	$12,254,225
2020	$3,252,399	($1,070,732)	$2,079,999	$382,006	$194,903	($402,948)	$4,435,627

Non-PEO NEO Average Total Compensation Amount	$ 890,685	1,212,730	1,194,095	1,031,865
Non-PEO NEO Average Compensation Actually Paid Amount	$ 816,164	577,984	2,216,059	1,367,454
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For Messrs. Alfonso, Berger, Sherrick, Lavieri and Kucinski, the following amounts were added and deducted to the Summary Compensation Table (SCT) amount to determine the ‘‘average compensation actually paid’’ as determined in accordance with SEC regulations.

Year	SCT Total	Stock Awards Granted during Year and included in SCT	Year-End Fair Value of Stock Awards Granted during Year and Remain Unvested	Change in Fair Value of Equity Awards Unvested at Prior Year End and at Year End	Change in Fair Value of Equity Awards Unvested at Prior Year End that Vested during Year	Forfeitures	Total
2023	$890,685	($404,003)	$531,793	$4,577	$4,768	($211,656)	$816,164
2022	$1,212,730	($273,009)	$137,779	($354,415)	($145,101)	—	$577,984
2021	$1,194,095	($566,895)	$537,619	$266,617	$784,623	—	$2,216,059
2020	$1,031,865	($259,922)	$455,999	$93,714	$45,798	—	$1,367,454

Compensation Actually Paid vs. Total Shareholder Return
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain aspects of the Company’s financial performance. For further information regarding our executive compensation programs, the metrics the Compensation Committee used to set executive compensation for 2023 (which are different than the financial metrics we are required to include in the tables and discussion below) and our pay versus performance philosophy, please refer to “Compensation Discussion and Analysis” starting on page 20 of this Proxy Statement.
	Financial Metrics		Comp Actually Paid
Year	TSR	Net Income	PEO Compensation	Non-PEO Compensation
2023	6.2%	-69%	1915.0%	41.2%
2022	-37.0%	27%	-98.8%	-73.9%
2021	134.0%	464%	176.3%	62.1%
2020	29.6%	-18%	153.6%	-31.0%
We believe that the Company’s total shareholder return and profitability are important in the design of our compensation programs. Since 2020, cumulative total shareholder return is approximately 55%. Our 2023 net income is 123% higher than in 2020 and our 2023 Adjusted EBITDA is 33% higher than in 2020.
The ‘compensation actually paid’ to our PEO has varied significantly from year to year but is now 66% of the amount in 2020. For the non-PEO Named Executive Officers, this ‘compensation actually paid’ is 60% of the amount in 2020. Therefore, PEO and non-PEO Named Executive Officer compensation is modest relative to above returns.
Approximately 70% of the total direct compensation of our PEO and 55% of the total direct compensation of our Non-PEOs is variable or “at risk” and therefore changes in share price can significantly impact “compensation actually paid”. The Compensation Committee believes that 2023 compensation decisions for the PEO and Non-PEOs are reflective of the Company’s overall operating, strategic, finance and stock price performance and thus aligned with shareholders.
Pay Versus Performance Alignment
In linking pay and performance, the Compensation Committee intends to align executive pay with stockholders’ interests. A substantial portion of compensation is determined by the creation of stockholder value. In addition to adopting share ownership guidelines that are described elsewhere in this Proxy Statement, ISG focuses on the measures of revenue, adjusted EBITDA and total shareholder return. The values in the Pay Versus Performance table above show the impact of share price on the ‘actual compensation paid.’
In determining Named Executive Officer compensation for a particular year, the Compensation Committee conducts a broad review of ISG performance relative to budget plans and considers general market conditions. In addition, the Compensation Committee also considers performance against operating and strategic goals. We believe that this provides an appropriate holistic view of firm performance.

Compensation Actually Paid vs. Net Income
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain aspects of the Company’s financial performance. For further information regarding our executive compensation programs, the metrics the Compensation Committee used to set executive compensation for 2023 (which are different than the financial metrics we are required to include in the tables and discussion below) and our pay versus performance philosophy, please refer to “Compensation Discussion and Analysis” starting on page 20 of this Proxy Statement.
	Financial Metrics		Comp Actually Paid
Year	TSR	Net Income	PEO Compensation	Non-PEO Compensation
2023	6.2%	-69%	1915.0%	41.2%
2022	-37.0%	27%	-98.8%	-73.9%
2021	134.0%	464%	176.3%	62.1%
2020	29.6%	-18%	153.6%	-31.0%
We believe that the Company’s total shareholder return and profitability are important in the design of our compensation programs. Since 2020, cumulative total shareholder return is approximately 55%. Our 2023 net income is 123% higher than in 2020 and our 2023 Adjusted EBITDA is 33% higher than in 2020.
The ‘compensation actually paid’ to our PEO has varied significantly from year to year but is now 66% of the amount in 2020. For the non-PEO Named Executive Officers, this ‘compensation actually paid’ is 60% of the amount in 2020. Therefore, PEO and non-PEO Named Executive Officer compensation is modest relative to above returns.
Approximately 70% of the total direct compensation of our PEO and 55% of the total direct compensation of our Non-PEOs is variable or “at risk” and therefore changes in share price can significantly impact “compensation actually paid”. The Compensation Committee believes that 2023 compensation decisions for the PEO and Non-PEOs are reflective of the Company’s overall operating, strategic, finance and stock price performance and thus aligned with shareholders.
Pay Versus Performance Alignment
In linking pay and performance, the Compensation Committee intends to align executive pay with stockholders’ interests. A substantial portion of compensation is determined by the creation of stockholder value. In addition to adopting share ownership guidelines that are described elsewhere in this Proxy Statement, ISG focuses on the measures of revenue, adjusted EBITDA and total shareholder return. The values in the Pay Versus Performance table above show the impact of share price on the ‘actual compensation paid.’
In determining Named Executive Officer compensation for a particular year, the Compensation Committee conducts a broad review of ISG performance relative to budget plans and considers general market conditions. In addition, the Compensation Committee also considers performance against operating and strategic goals. We believe that this provides an appropriate holistic view of firm performance.

Compensation Actually Paid vs. Company Selected Measure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain aspects of the Company’s financial performance. For further information regarding our executive compensation programs, the metrics the Compensation Committee used to set executive compensation for 2023 (which are different than the financial metrics we are required to include in the tables and discussion below) and our pay versus performance philosophy, please refer to “Compensation Discussion and Analysis” starting on page 20 of this Proxy Statement.
	Financial Metrics		Comp Actually Paid
Year	TSR	Net Income	PEO Compensation	Non-PEO Compensation
2023	6.2%	-69%	1915.0%	41.2%
2022	-37.0%	27%	-98.8%	-73.9%
2021	134.0%	464%	176.3%	62.1%
2020	29.6%	-18%	153.6%	-31.0%
We believe that the Company’s total shareholder return and profitability are important in the design of our compensation programs. Since 2020, cumulative total shareholder return is approximately 55%. Our 2023 net income is 123% higher than in 2020 and our 2023 Adjusted EBITDA is 33% higher than in 2020.
The ‘compensation actually paid’ to our PEO has varied significantly from year to year but is now 66% of the amount in 2020. For the non-PEO Named Executive Officers, this ‘compensation actually paid’ is 60% of the amount in 2020. Therefore, PEO and non-PEO Named Executive Officer compensation is modest relative to above returns.
Approximately 70% of the total direct compensation of our PEO and 55% of the total direct compensation of our Non-PEOs is variable or “at risk” and therefore changes in share price can significantly impact “compensation actually paid”. The Compensation Committee believes that 2023 compensation decisions for the PEO and Non-PEOs are reflective of the Company’s overall operating, strategic, finance and stock price performance and thus aligned with shareholders.
Pay Versus Performance Alignment
In linking pay and performance, the Compensation Committee intends to align executive pay with stockholders’ interests. A substantial portion of compensation is determined by the creation of stockholder value. In addition to adopting share ownership guidelines that are described elsewhere in this Proxy Statement, ISG focuses on the measures of revenue, adjusted EBITDA and total shareholder return. The values in the Pay Versus Performance table above show the impact of share price on the ‘actual compensation paid.’
In determining Named Executive Officer compensation for a particular year, the Compensation Committee conducts a broad review of ISG performance relative to budget plans and considers general market conditions. In addition, the Compensation Committee also considers performance against operating and strategic goals. We believe that this provides an appropriate holistic view of firm performance.

Total Shareholder Return Vs Peer Group
The following table compares the 4 year cumulative total shareholder return on our common stock from December 31, 2019 through December 31, 2023, with the cumulative total return for the same period of the Peer Group described below. The comparison assumes for the same period the investment of $100 on December 31, 2019 in our common stock and of the peer group and in each case, assumes reinvestment of all dividends.
		Years Ended December 31,
		2020	2021	2022	2023
Information Services Group	Return	29.64%	135.40%	(38.12%)	6.16%
	Cumulative	$129.64	$305.18	$188.86	$200.49
Peer Group(1)	Return	19.47%	4.66%	(43.82%)	(14.47%)
	Cumulative	$119.47	$125.04	$70.24	$60.08
(1)
The Peer Group consists of the following companies: American Software, Inc., Edigo, Inc., Forrester Research, Inc., Lesaka Technologies Inc., Repay Holding Corp., The Hackett Group, Tucows, Inc. The Peer Group is weighted by market capitalization.

Since 2020, ISG’s return has outperformed its peer group and resulted in a more than 55% cumulative return during that time period. As noted in the pay versus performance table, annual compensation actually paid to the PEO and non-PEO Named Executive Officers has declined during that same time period.

Total Shareholder Return Amount	$ 200.52	188.84	305.19	129.64
Peer Group Total Shareholder Return Amount	60.08	70.24	125.04	119.47
Net Income (Loss)	$ 6,154,000	$ 19,726,000	$ 15,529,000	$ 2,755,000
Company Selected Measure Amount	37,677	43,256	38,812	28,340
PEO Name	Michael Connors	Michael Connors	Michael Connors	Michael Connors
Increase (Decrease) in TSR, Percentage	6.20%	(37.00%)	134.00%	29.60%
Increase (Decrease) in Net Income, Percentage	(69.00%)	27.00%	464.00%	(18.00%)
Cumulative total shareholder return	55.00%
Percentage increase in net income in comparison to year 2020	123.00%
Percentage increase in adjusted EBITDA in comparison to year 2020	33.00%
Company Total Shareholder Return, Percentage	6.16%	(38.12%)	135.40%	29.64%
Company Total Shareholder Return Amount	$ 200.49	$ 188.86	$ 305.18	$ 129.64
Peer Group Total Shareholder Return, Percentage	(14.47%)	(43.82%)	4.66%	19.47%
PEO [Member]
Pay vs Performance Disclosure
Increase (Decrease) in CAP, Percentage	1915.00%	(98.80%)	176.30%	153.60%
Percentage of compensation paid in comparison to year 2020	66.00%
Total Direct Variable Compensation, Percentage	70.00%
PEO [Member] | Stock Awards Granted during Year and included in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,021,146)	$ (1,381,491)	$ (2,352,372)	$ (1,070,732)
PEO [Member] | Year-End Fair Value of Stock Awards Granted during Year and Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,021,143	1,311,466	2,519,548	2,079,999
PEO [Member] | Change in Fair Value of Equity Awards Unvested at Prior Year End and at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,375	(2,463,435)	3,322,770	382,006
PEO [Member] | Change in Fair Value of Equity Awards Unvested at Prior Year End that Vested during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,619	(1,475,031)	3,544,509	194,903
PEO [Member] | Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,121,952)	$ 0	$ 0	$ (402,948)
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Increase (Decrease) in CAP, Percentage	41.20%	(73.90%)	62.10%	(31.00%)
Percentage of compensation paid in comparison to year 2020	60.00%
Total Direct Variable Compensation, Percentage	55.00%
Non-PEO NEO [Member] | Stock Awards Granted during Year and included in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (404,003)	$ (273,009)	$ (566,895)	$ (259,922)
Non-PEO NEO [Member] | Year-End Fair Value of Stock Awards Granted during Year and Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	531,793	137,779	537,619	455,999
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Unvested at Prior Year End and at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,577	(354,415)	266,617	93,714
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Unvested at Prior Year End that Vested during Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,768	(145,101)	784,623	45,798
Non-PEO NEO [Member] | Forfeitures [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (211,656)	$ 0	$ 0	$ 0